Business Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

A summary of the business segment information as of June 30, 2015 is as follows (in thousands):

	Six months ended June 30, 2015
	Medical Services	Marketing & Factoring	Corporate	Total
Revenues	$77,488	$8,495	$—	$85,983
Cost of goods sold	—	971	—	971

Gross Profit	77,488	7,524	—	85,012
Operating expenses	58,093	6,830	—	64,923
Corporate costs	—	—	14,684	14,684

Income (loss) from operations	$19,395	$694	$(14,684)	$5,405

Other data:
Depreciation and amortization expense	$931	$661	$56	$1,648
Interest expense	$—	$80	$704	$784
Income tax expense	$527	$79	$—	$606
Intangible assets	$7,078	$13,071	$—	$20,149
Goodwill	$13,245	$19,292	$—	$32,537
Capital expenditures	$1,365	$127	$—	$1,492
Non-cash acquisition of property	$4,860	$—	$—	$4,860
Non-cash acquisition of intangibles and goodwill	$11,998	$—	$—	$11,998
Total assets	$87,654	$41,639	$26,259	$155,551
Total liabilities	$23,168	$5,108	$24,923	$53,199

	Three months ended June 30, 2015
	Medical Services	Marketing & Factoring	Corporate	Total
Revenues	$43,643	$5,224	$—	$48,867
Cost of goods sold	—	910	—	910

Gross Profit	43,643	4,314	—	47,957
Operating expenses	34,727	3,783	—	38,510
Corporate costs	—	—	7,826	7,826

Income (loss) from operations	$8,916	$531	$(7,826)	$1,621

Other data:
Depreciation and amortization expense	$627	$329	$29	$985
Interest expense	$—	$1	$293	$294
Income tax expense	$400	$54	$—	$454
Capital expenditures	$838	$130	$—	$968
Non-cash acquisition of property	$4,860	$—	$—	$4,860
Non-cash acquisition of intangibles and goodwill	$11,998	$—	$—	$11,998

A summary of the business segment information for 2014 and 2013 is as follows:

	Year Ended December 31, 2014
	Medical Services	Marketing & Factoring	Corporate	Total
Revenues	$80,614	$3,415	$—	$84,029
Cost of goods sold	—	201	—	201

Gross Profit	80,614	3,214	—	83,828
Operating expenses	54,438	1,909	6,648	62,995

Income (loss) from operations	$26,176	$1,305	$(6,648)	$20,833

Other data:
Depreciation and amortization expense	$1,414	$114	$115	$1,643
Interest expense	$—	$23	$265	$288
Income tax expense	$480	$—	$—	$480
Intabgibles assets	$5,945	$13,598	$—	$19,543
Goodwill	$3,178	$19,292	$—	$22,470
Capital expenditures	$2,023	$—	$—	$2,023
Non-cash acquisition of property	$2,271	$—	$—	$2,271
Non-cash acquisition of intangibles and goodwill	$7,206	$—	$—	$7,206
Investment in associates	$150	$—	$—	$150
Total assets	$59,751	$43,715	$4,116	$107,582
Total liabilities	$16,995	$11,192	$14,094	$42,281